Supplement dated July 11, 2016
to the Prospectus and Summary Prospectus of the following Fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	12/1/2015
Effective on or about August 8, 2016 (the Effective Date), the information in the table entitled “Shareholder Fees (paid directly from your investment)” under the subsection “Fees and Expenses of the Fund” in the “Summary of the Fund” section of the Prospectus is hereby superseded and replaced with the following:

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C	Classes R4, R5 and Z
Maximum sales charge (load) imposed on purchases (as a % of offering price)	3.00%	None	None
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of the original purchase price or current net asset value)	0.75% (a)	1.00% (b)	None
(a) For purchases made on or after August 8, 2016, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 8, 2016, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b) This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The rest of the section remains the same.
On the Effective Date, the information in the first paragraph under the subsection “The Funds” in the “Choosing a Share Class” section of the Prospectus is hereby superseded and replaced with the following:
The Columbia Funds (referred to as the Funds) generally share the same policies and procedures for investor services, as described below. Each Fund is a series of Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I) or Columbia Funds Series Trust II (CFST II), and certain features of distribution and/or service plans may differ among these trusts. The Fund offered by this prospectus is a series of CFST I. Columbia Funds with names that include the words “Tax-Exempt,” “Municipal” or “Muni” (the Tax-Exempt Funds) have certain policies that differ from other Columbia Funds (the Taxable Funds). The Fund offered by this prospectus is treated as a Tax-Exempt Fund for these purposes.
The rest of the section remains the same.
On the Effective Date, the information in the following table entitled “Class A Shares - Front-End Sales Charges - Breakpoint Schedule” in the “Choosing A Share Class - Sales Charges and Commissions” section of the Prospectus is applicable to the Fund:
Class A Shares — Front-End Sales Charge — Breakpoint Schedules

Class A Shares — Front-End Sales Charge — Breakpoint Schedule
Breakpoint Schedule For:	Dollar amount of shares bought(a)	Sales charge as a % of the offering price(b)	Sales charge as a % of the net amount invested(b)	Amount retained by or paid to selling agents as a % of the offering price
Tax-Exempt Funds (other than Columbia Short Term Municipal Bond Fund)	$ 0-$99,999	3.00%	3.09%	2.50%
	$100,000–$249,999	2.50%	2.56%	2.15%
	$250,000–$499,999	1.50%	1.53%	1.25%
	$ 500,000 or more	0.00%	0.00%	0.00% (c)

(a)	Purchase amounts and account values may be aggregated among all eligible Fund accounts for the purposes of this table. See Choosing a Share Class — Reductions/Waivers of Sales Charges for a discussion of account value aggregation.
(b)	Because the offering price is calculated to two decimal places, the dollar amount of the sales charge as a percentage of the offering price and your net amount invested for any particular purchase of Fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process. Purchase price includes the sales charge.
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(c)	For information regarding cumulative commissions paid to your selling agent when you buy Class A shares of a Fund in amounts not subject to initial sales charges, see Class A Shares — Commissions below.
On the Effective Date, the information under the subsection “Class A Shares - CDSC” in the in the “Choosing A Share Class - Sales Charges and Commissions” section of the Prospectus is hereby superseded and replaced with the following:
In some cases, you'll pay a CDSC if you sell Class A shares that you purchased without an initial sales charge.
Tax-Exempt Funds
■	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia Short Term Municipal Bond Fund and Columbia U.S. Social Bond Fund) on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases made on or after February 19, 2015 that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem them within 12 months after purchase.
■	If you purchased Class A shares of Columbia Short Term Municipal Bond Fund on or after February 19, 2015 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.50% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases made on or after February 19, 2015 that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.50% if you redeem them within 12 months after purchase.
■	If you purchased Class A shares of any Tax-Exempt Fund (other than Columbia U.S. Social Bond Fund) prior to February 19, 2015 without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases made prior to February 19, 2015 that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.
■	If you purchased Class A shares of Columbia U.S. Social Bond Fund on or after August 8, 2016 without an initial sales charge because your accounts aggregated $500,000 or more at the time of purchase, you will incur a CDSC of 0.75% if you redeem those shares within 12 months after purchase. Subsequent Class A share purchases made on or after August 8, 2016 that bring your aggregate account value to $500,000 or more will also be subject to a CDSC of 0.75% if you redeem them within 12 months after purchase.
■	If you purchased Class A shares of Columbia U.S. Social Bond Fund prior to August 8, 2016 without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.
Taxable Funds
■	If you purchased Class A shares of any Taxable Fund without an initial sales charge because your accounts aggregated between $1 million and $50 million at the time of purchase, you will incur a CDSC if you redeem those shares within 18 months after purchase, which is charged as follows: 1.00% CDSC if shares are redeemed within 12 months after purchase; and 0.50% CDSC if shares are redeemed more than 12, but less than 18, months after purchase. Subsequent Class A share purchases that bring your aggregate account value to $1 million or more (but less than $50 million) will also be subject to a CDSC if you redeem them within 18 months after purchase as described in this paragraph.
The rest of the section remains the same.

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On the Effective Date, the information in the following table in the “Choosing A Share Class - Sales Charges and Commissions” section of the Prospectus is applicable to the Fund:

Class A Shares of Tax-Exempt Funds — Commission Schedule (Paid by the Distributor to Selling Agents)
Purchase Amount	Commission Level* (as a % of net asset value per share)
$500,000 – $3,999,999	0.75%
$4 million – $19,999,999	0.50%
$20 million or more	0.25%
*	The commission level applies to the applicable asset level so, for example, for a purchase of $5 million, the Distributor would pay a commission of 0.75% on the first $4 million and 0.50% on the remaining $1 million.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
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